Fees Summary	Sep. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,955,650.00
Previously Paid Amount	0.00
Total Fee Amount	3,535.85
Total Offset Amount	0.00
Net Fee	3,535.85
Narrative - Max Aggregate Offering Price	$ 23,955,650.00
Final Prospectus	true